Loan payable, related party (Details Narrative) (Mymd Pharmaceuticals Inc.) - Secured Promissory Note [Member] - USD ($)	1 Months Ended
	Jan. 31, 2021	Nov. 30, 2020	Feb. 25, 2021	Jan. 21, 2021	Dec. 31, 2020	Nov. 11, 2020
Loan payable, related party					$ 1,200,000
Subsequent Event [Member]
Loan payable, related party			$ 1,200,000	$ 600,000
Mymd Pharmaceuticals Inc. [Member]
Debt face amount		$ 3,000,000				$ 3,000,000
Debt instrument, interest rate,						5.00%
Debt instrument, maturity date		Apr. 15, 2022
Loan payable, related party					$ 1,200,000
Mymd Pharmaceuticals Inc. [Member] | Subsequent Event [Member]
Proceeds from Notes Payable	$ 600,000